Income Tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line items]
Combined tax rate	34.00%
Taxable income percentage	30.00%
Total tax losses	R$ 297,800	R$ 249,700	R$ 124,700
Deferred tax liabilities	35,644	40,639
Book and Tax Differences [Member]
Income Tax [Line items]
Deferred tax liabilities	R$ 40,600	R$ 35,600